Consolidated Statement of Profit or Loss and Other Comprehensive Loss ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares shares		Mar. 31, 2022 INR (₨) ₨ / shares shares		Mar. 31, 2021 INR (₨) ₨ / shares shares
Revenue
Rendering of services	$ 41,435	₨ 3,405,548		₨ 1,817,392		₨ 1,097,862
Other revenue	5,131	421,717	[1]	171,984	[1]	173,406	[1]
Total revenue	46,566	3,827,265		1,989,376		1,271,268
Other income	1,856	152,520		158,648		132,045
Service cost	8,141	669,098		159,284		22,276
Personnel expenses	13,973	1,148,434		1,021,881		778,915
Marketing and sales promotion expenses	4,094	336,472		124,147		79,584
Other operating expenses	18,919	1,554,963		893,313		978,315
Depreciation and amortization	2,314	190,152		308,153		749,480
Impairment of goodwill						264,909
Impairment of loan to joint venture	12	1,000		72,719
Results from operations	969	79,666		(431,473)		(1,470,166)
Share of loss of joint venture				41,616		(3,962)
Finance income	352	28,944		47,816		81,604
Finance cost	(3,971)	(326,399)		(100,453)		(117,252)
Listing and related expenses	(287)	(23,591)		(55,818)
Change in fair value of warrants gain				32,756		378,994
Loss before taxes	(2,937)	(241,380)		(465,556)		(1,130,782)
Tax expense	(569)	(46,788)		(16,906)		(64,096)
Loss for the period	(3,506)	(288,168)	[2]	(482,462)	[2]	(1,194,878)	[2]
Items not to be reclassified to profit or loss in subsequent periods (net of taxes)
Remeasurement (loss)/gain on defined benefit plan	(129)	(10,713)		(247)		2,224
Items that are or may be reclassified subsequently to profit or loss (net of taxes)
Foreign currency translation differences loss	16	1,245		(5,640)		(4,552)
Other comprehensive loss for the period, net of tax	(113)	(9,468)		(5,887)		(2,328)
Total comprehensive loss for the period, net of tax	(3,619)	(297,636)		(488,349)		(1,197,206)
Loss attributable to:
Owners of the Parent Company	(3,519)	(289,243)		(477,850)		(1,177,343)
Non-controlling interest	13	1,075		(4,612)		(17,535)
Total comprehensive loss attributable to:
Owners of the Parent Company	(3,633)	(298,563)		(483,733)		(1,179,701)
Non-controlling interest	11	927		(4,616)		(17,505)
Total comprehensive loss for the period	$ (3,622)	₨ (297,636)		₨ (488,349)		₨ (1,197,206)
Loss per share
Basic | (per share)	$ (0.06)	₨ (4.59)		₨ (7.66)		₨ (20.38)
Diluted | (per share)	$ (0.06)	₨ (4.59)		₨ (7.66)		₨ (20.42)
Weighted average number of shares
Basic	62,991,006	62,991,006		62,352,494		57,771,701
Diluted	62,991,006	62,991,006		62,352,494		58,514,103

[1]	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.
[2]	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).